Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 6/25/2026 8:48:40 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
224168681		3158636536			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
225406376		3158636625			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
225542158		3158636650			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document